FINANCIAL RISK MANAGEMENT (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	£ 5,137	£ 5,325
Total financial assets at fair value through other comprehensive income	27,260	24,617
Level 3 financial assets carried at fair value	37,275	35,395
The Group | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	14,267	13,082
Asset-backed debt instruments held	65	60
Corporate and other debt securities	12,928	11,036
Net carrying amount	27,260	24,178
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	27,260	24,617
The Group | Investment grade | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	14,267	13,082
Asset-backed debt instruments held	0	0
Corporate and other debt securities	12,786	11,036
Net carrying amount	27,053	24,118
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	27,053	24,557
The Group | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	8	0
Level 3 financial assets carried at fair value	65	60
The Group | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	28	1
Level 3 financial assets carried at fair value	142	0
The Group | Other | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	0	0
Asset-backed debt instruments held	65	60
Corporate and other debt securities	142	0
Net carrying amount	207	60
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	207	60
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	4,315	5,241
Total financial assets at fair value through other comprehensive income	24,647	22,160
Level 3 financial assets carried at fair value	38,966	36,501
The Bank | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	14,114	12,938
Corporate and other debt securities	10,533	8,783
Net carrying amount	24,647	21,721
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	24,647	22,160
The Bank | Financial assets available-for-sale, category | Including due from fellow Lloyds Banking Group undertakings | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Corporate and other debt securities	0	0
Total financial assets at fair value through other comprehensive income	24,647	22,160
The Bank | Investment grade | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	14,114	12,938
Corporate and other debt securities	10,444	8,783
Net carrying amount	24,558	21,721
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	24,558	22,160
The Bank | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	0	0
Level 3 financial assets carried at fair value	0	0
The Bank | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	15	0
Level 3 financial assets carried at fair value	89	0
The Bank | Other | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	0	0
Corporate and other debt securities	89	0
Net carrying amount	89	0
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	£ 89	£ 0